QUARTERLY INFORMATION (unaudited) - Narrative (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended			12 Months Ended
	Dec. 01, 2018	Sep. 08, 2018	Dec. 02, 2017	Sep. 09, 2017	Nov. 30, 2019	Dec. 01, 2018	Dec. 02, 2017	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Quarterly Financial Information Disclosure [Abstract]
Provisional tax benefit as a result of the Tax Act	$ 60.3
Net (gain) loss on property dispositions, asset impairment and lease exit costs		$ 135.8			$ 482.7	$ 163.7		$ 165.0	$ (66.7)	$ 39.2
Goodwill impairment				$ 142.3				0.0	142.3
Asset impairment charges, excluding goodwill impairment									100.9
Increase (decrease) in valuation allowance			$ (359.0)				$ 141.0
Change in valuation allowance								(3.3)	(218.0)	107.1
Non-cash income tax benefit as a result of lower corporate income tax rate								(56.9)	(430.4)	0.0
Increase in deferred tax liabilities due to change in reporting entity								$ 0.0	$ 46.7	$ 0.0